2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Susidiaries and percentage ownership

The following includes a description of subsidiaries and percentage ownership at June 30, 2013:

Subsidiary	Date of Incorporation	Business of Entity	Ownership

TeleChem International, Inc.	November 1, 1993	Import, export, manufacturing and distribution of wholesale industrial chemicals	100% owned by Arrayit Corporation

Arrayit Scientific Solutions, Inc.	October 15, 2009	Markets a test for Parkinson’s Disease incorporating the technology and equipment developed by Arrayit Corporation	98% owned by Arrayit Corporation and 2% owned by the former President of Arrayit Scientific Solutions, Inc.

Avant Diagnostics, Inc.	June 2, 2009	Markets a test for Ovarian Cancer incorporating the technology and equipment developed by Arrayit Corporation	44% owned by Arrayit Corporation